Note 8 Fair value of financial instruments at amortized cost by valuation technique (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Level 2 Of Fair Value Hierarchy [Member] | Loans and advances to central banks [Member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Assets	€ 0	€ 0	€ 0
Level 2 Of Fair Value Hierarchy [Member] | Loans and advances to credit institutions [Member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Assets	863	1,883	9,049
Level 2 Of Fair Value Hierarchy [Member] | Customers [member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Assets	3,416	3,904	194,897
Level 2 Of Fair Value Hierarchy [Member] | Debt securities [Member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Assets	8,755	9,279	13,333
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities at amortised cost, category [member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Liabilities	243,847
Level 2 Of Fair Value Hierarchy [Member] | Deposits from central banks [Member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Liabilities	0	0	129
Level 2 Of Fair Value Hierarchy [Member] | Credit institutions deposits [Member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Liabilities	14,853	22,914	21,575
Level 2 Of Fair Value Hierarchy [Member] | Deposits from customers [Member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Liabilities	209,345	210,097	245,720
Level 2 Of Fair Value Hierarchy [Member] | Debt certificates [Member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Liabilities	10,014	14,413	14,194
Level 2 Of Fair Value Hierarchy [Member] | Other financial liabilities [Member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Liabilities	9,636	7,854	7,981
Level 3 Of Fair Value Hierarchy [Member] | Loans and advances to central banks [Member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Assets	0	0	2
Level 3 Of Fair Value Hierarchy [Member] | Loans and advances to credit institutions [Member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Assets	12,329	12,641	4,628
Level 3 Of Fair Value Hierarchy [Member] | Customers [member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Assets	318,059	310,924	190,144
Level 3 Of Fair Value Hierarchy [Member] | Debt securities [Member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Assets	817	440	1,345
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities at amortised cost, category [member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Liabilities	153,016
Level 3 Of Fair Value Hierarchy [Member] | Deposits from central banks [Member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Liabilities	300	207	0
Level 3 Of Fair Value Hierarchy [Member] | Credit institutions deposits [Member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Liabilities	4,916	4,633	6,831
Level 3 Of Fair Value Hierarchy [Member] | Deposits from customers [Member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Liabilities	137,803	129,525	135,514
Level 3 Of Fair Value Hierarchy [Member] | Debt certificates [Member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Liabilities	4,391	4,848	11,133
Level 3 Of Fair Value Hierarchy [Member] | Other financial liabilities [Member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Liabilities	€ 5,606	€ 5,676	€ 5,604
Assets [member] | Financial assets at amortised cost, category [member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Financial instruments valuation methods	Present-value method(Discounted future cash flows)
Assets [member] | Loans and advances to central banks [Member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Main inputs used	- Credit spread- Prepayment rates- Interest rate yield
Assets [member] | Loans and advances to credit institutions [Member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Main inputs used	- Credit spread- Prepayment rates- Interest rate yield
Assets [member] | Customers [member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Main inputs used	- Credit spread- Prepayment rates- Interest rate yield
Assets [member] | Debt securities [Member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Main inputs used	- Credit spread- Interest rate yield
Liabilities [member] | Financial liabilities at amortised cost, category [member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Financial instruments valuation methods	Present-value method(Discounted future cash flows)
Main inputs used	- Issuer´s credit risk- Prepayment rates- Interest rate yield